Average Annual Total Returns - PGIM Government Money Market Fund		A One Year	A Five Years	A Ten Years	C One Year	C Five Years	C Ten Years	Z One Year	Z Five Years	Z Ten Years
Total	[1]	0.21%	0.67%	0.34%	0.20%	0.67%	0.34%	0.26%	0.79%	0.40%

[1]	The Fund's returns and yields are after deduction of expenses.